Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
July 31, 2024
EMX-NPRT3-0924
1.929352.112
Common Stocks - 94.8%
	Shares	Value ($)
Brazil - 2.9%
Ambev SA	4,676,000	9,573,310
Atacadao SA	625,800	1,024,532
B3 SA - Brasil Bolsa Balcao	5,586,642	10,716,665
Banco Bradesco SA	1,582,480	3,141,934
Banco BTG Pactual SA unit	1,166,800	6,727,075
Banco do Brasil SA	1,700,900	7,984,034
BB Seguridade Participacoes SA	692,500	4,305,972
BRF SA (a)	582,600	2,169,242
Caixa Seguridade Participacoes	593,700	1,513,601
CCR SA	999,200	2,187,017
Centrais Eletricas Brasileiras SA (Electrobras)	1,171,765	8,197,580
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	439,800	6,861,196
Companhia Siderurgica Nacional SA (CSN)	656,000	1,375,522
Cosan SA	1,205,196	2,848,841
CPFL Energia SA	228,000	1,309,272
Energisa SA unit	241,300	1,874,121
Eneva SA (a)	470,400	1,050,388
ENGIE Brasil Energia SA	201,850	1,578,428
Equatorial Energia SA	1,051,267	6,066,557
Hapvida Participacoes e Investimentos SA (a)(b)	4,848,544	3,488,870
Hypera SA (a)	376,000	1,914,518
Klabin SA unit	816,090	3,187,226
Localiza Rent a Car SA	901,356	6,984,686
Localiza Rent a Car SA rights 8/1/24 (a)	9,107	18,661
Lojas Renner SA	952,998	2,234,162
Natura & Co. Holding SA	891,790	2,353,973
Petroleo Brasileiro SA - Petrobras (ON)	3,681,897	26,428,758
PRIO SA	794,300	6,747,720
Raia Drogasil SA	1,274,836	6,220,746
Rede D'Oregon Sao Luiz SA (b)	566,220	2,761,951
Rumo SA	1,284,600	5,030,611
Sendas Distribuidora SA (a)	1,337,500	2,322,118
Suzano SA	774,117	7,371,435
Telefonica Brasil SA	408,800	3,506,075
TIM SA	838,300	2,592,199
Totvs SA	549,600	2,696,428
Ultrapar Participacoes SA	717,300	2,816,621
Vale SA	3,368,107	36,699,245
Vibra Energia SA	996,391	4,079,880
Weg SA	1,661,164	14,878,419
TOTAL BRAZIL		224,839,589
Chile - 0.3%
Banco de Chile	44,974,158	5,357,983
Banco de Credito e Inversiones	75,693	2,213,390
Banco Santander Chile	65,254,214	3,249,287
Cencosud SA	1,261,983	2,332,701
Compania Sud Americana de Vapores SA	15,238,867	1,047,285
Empresas CMPC SA	1,113,044	1,933,314
Empresas COPEC SA	385,816	2,687,143
Enel Americas SA	21,229,836	1,986,899
Enel Chile SA	27,374,042	1,563,608
Falabella SA (a)	867,552	2,873,802
LATAM Airlines Group SA	149,637,784	1,852,450
TOTAL CHILE		27,097,862
China - 23.5%
360 Security Technology, Inc. (A Shares)	424,100	439,388
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	131,600	240,789
AAC Technology Holdings, Inc.	711,500	2,599,989
Accelink Technologies Co. Ltd. (A Shares)	47,200	221,625
ACM Research Shanghai, Inc. (A Shares)	17,236	216,771
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	36,806	801,399
AECC Aero-Engine Control Co. Ltd. (A Shares)	78,100	236,147
AECC Aviation Power Co. Ltd.	158,300	871,776
Agricultural Bank of China Ltd.:
(A Shares)	5,015,700	3,188,762
(H Shares)	27,417,000	12,282,266
Aier Eye Hospital Group Co. Ltd. (A Shares)	553,771	849,094
AIMA Technology Group Co. Ltd.	51,200	198,141
Air China Ltd.:
(A Shares) (a)	619,900	625,932
(H Shares) (a)	144,000	65,246
Airtac International Group	138,551	3,567,091
Akeso, Inc. (a)(b)(c)	600,000	3,248,494
Alibaba Group Holding Ltd.	15,409,740	151,635,303
Alibaba Health Information Technology Ltd. (a)(c)	5,574,000	2,361,487
Aluminum Corp. of China Ltd.:
(A shares)	807,400	771,642
(H Shares)	3,872,000	2,170,701
Amlogic Shanghai Co. Ltd. (A Shares)	24,779	226,622
Angel Yeast Co. Ltd. (A Shares)	51,600	213,983
Anhui Conch Cement Co. Ltd.:
(A Shares)	240,000	803,463
(H Shares)	1,218,000	2,974,515
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,200	630,864
(B Shares)	112,800	1,504,414
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	129,700	362,167
Anhui Kouzi Distillery Co. Ltd. (A Shares)	35,700	188,841
Anhui Yingjia Distillery Co. Ltd. (A Shares)	39,600	286,589
Anjoy Foods Group Co. Ltd. (A Shares)	17,400	191,238
Anker Innovations Technology Co. Ltd. (A Shares)	31,410	236,540
Anta Sports Products Ltd.	1,261,200	11,315,988
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	20,240	207,846
Autobio Diagnostics Co. Ltd.	34,800	202,927
Autohome, Inc. ADR Class A	67,029	1,671,703
Avary Holding Shenzhen Co. Ltd. (A Shares)	137,800	711,546
AVIC Capital Co. Ltd. (A Shares)	523,900	174,881
AviChina Industry & Technology Co. Ltd. (H Shares)	2,458,000	1,201,810
Avicopter PLC (A Shares)	43,400	253,376
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	330,800	439,402
Baidu, Inc. Class A (a)	2,256,202	25,015,885
Bank of Beijing Co. Ltd. (A Shares)	1,254,880	926,419
Bank of Changsha Co. Ltd. (A Shares)	238,600	248,853
Bank of Chengdu Co. Ltd. (A Shares)	226,400	457,833
Bank of China Ltd.:
(A Shares)	2,054,100	1,325,822
(H Shares)	78,633,000	35,024,714
Bank of Communications Co. Ltd.:
(A Shares)	2,304,300	2,349,063
(H Shares)	8,689,000	6,316,968
Bank of Hangzhou Co. Ltd. (A Shares)	351,920	656,095
Bank of Jiangsu Co. Ltd. (A Shares)	1,089,300	1,160,250
Bank of Nanjing Co. Ltd. (A Shares)	614,000	858,099
Bank of Ningbo Co. Ltd. (A Shares)	391,980	1,166,751
Bank of Shanghai Co. Ltd. (A Shares)	843,177	851,381
Bank of Suzhou Co. Ltd.	217,600	217,005
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,313,200	1,236,852
BeiGene Ltd. (a)	676,530	8,607,322
Beijing Enlight Media Co. Ltd. (A Shares)	174,100	186,163
Beijing Enterprises Holdings Ltd.	499,000	1,657,404
Beijing Enterprises Water Group Ltd.	3,976,000	1,226,462
Beijing Kingsoft Office Software, Inc. (A Shares)	27,415	799,847
Beijing New Building Materials PLC (A Shares)	100,300	361,065
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	74,700	134,196
Beijing Roborock Technology Co. Ltd. (A Shares)	7,805	340,145
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	117,360	404,110
Beijing Tongrentang Co. Ltd. (A Shares)	81,400	420,431
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	62,707	598,343
Beijing Yanjing Brewery Co. Ltd. (A Shares)	167,300	218,517
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,915,100	2,309,550
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	474,900	187,467
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	36,060	209,075
Bilibili, Inc. Class Z (a)	227,852	3,467,023
Bloomage Biotechnology Corp. Ltd. (A Shares)	28,588	245,461
BOC Aviation Ltd. Class A (b)	206,000	1,807,445
BOC International China Co. Ltd.	164,900	214,926
BOE Technology Group Co. Ltd. (A Shares)	2,193,900	1,197,267
Bosideng International Holdings Ltd.	3,782,000	1,892,731
By-Health Co. Ltd. (A Shares)	100,900	189,369
BYD Co. Ltd.:
(A Shares)	106,700	3,651,129
(H Shares)	1,033,000	30,581,734
BYD Electronic International Co. Ltd.	780,000	3,035,000
C&D International Investment Group Ltd.	716,859	1,201,975
Caitong Securities Co. Ltd.	275,690	263,098
Cambricon Technologies Corp. Ltd. (A Shares) (a)	24,729	904,455
Cathay Biotech, Inc. (A Shares)	34,628	188,206
CGN Power Co. Ltd.:
(A Shares)	917,200	594,549
(H Shares) (b)	10,517,000	4,294,109
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,000	315,169
Changjiang Securities Co. Ltd. (A Shares)	328,300	235,547
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	17,000	293,672
Chaozhou Three-Circle Group Co. (A Shares)	113,700	515,762
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	98,800	268,220
China Baoan Group Co. Ltd. (A Shares)	153,100	178,764
China CITIC Bank Corp. Ltd.:
(A Shares)	32,900	28,572
(H Shares)	8,787,000	5,263,529
China Coal Energy Co. Ltd. (H Shares)	2,031,000	2,058,854
China Communications Services Corp. Ltd. (H Shares)	2,366,000	1,217,394
China Construction Bank Corp.:
(A Shares)	546,300	562,966
(H Shares)	95,175,000	66,634,743
China CSSC Holdings Ltd. (A Shares)	265,500	1,507,004
China Eastern Airlines Corp. Ltd. (A Shares) (a)	1,014,800	560,830
China Energy Engineering Corp. Ltd. (A Shares) (a)	1,925,100	589,282
China Everbright Bank Co. Ltd.:
(A Shares)	2,665,900	1,166,833
(H Shares)	3,247,000	980,810
China Feihe Ltd. (b)	3,589,000	1,626,175
China Film Co. Ltd. (A Shares) (a)	110,800	164,825
China Galaxy Securities Co. Ltd.:
(A Shares)	424,100	639,697
(H Shares)	3,484,500	1,783,984
China Gas Holdings Ltd.	2,689,000	2,447,095
China Great Wall Securities Co. Ltd. (A Shares)	239,600	233,303
China Greatwall Technology Group Co. Ltd. (A Shares)	191,500	230,232
China Hongqiao Group Ltd.	2,812,500	3,506,243
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China International Capital Corp. Ltd.	142,300	596,222
China International Capital Corp. Ltd. (H Shares) (b)	1,514,800	1,688,745
China Jushi Co. Ltd. (A Shares)	237,604	350,165
China Life Insurance Co. Ltd.:
(A Shares)	161,400	719,842
(H Shares)	7,372,000	10,247,211
China Literature Ltd. (a)(b)(c)	405,000	1,314,085
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,119,000	2,802,483
China Mengniu Dairy Co. Ltd.	3,115,000	5,222,998
China Merchants Bank Co. Ltd.:
(A Shares)	1,219,500	5,528,479
(H Shares)	3,865,846	16,081,199
China Merchants Energy Shipping Co. Ltd. (A Shares)	483,400	522,251
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	269,900	460,566
China Merchants Holdings International Co. Ltd.	1,245,283	1,832,974
China Merchants Securities Co. Ltd. (A Shares)	440,600	908,082
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	537,900	654,890
China Minmetals Rare Earth Co. Ltd. (A Shares)	63,000	206,808
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,557,400	1,257,491
(H Shares)	5,986,040	2,122,315
China National Building Materials Co. Ltd. (H Shares)	4,510,000	1,495,088
China National Chemical Engineering Co. Ltd. (A Shares)	362,700	376,277
China National Medicines Corp. Ltd. (A Shares)	44,700	208,649
China National Nuclear Power Co. Ltd. (A Shares)	1,121,000	1,712,612
China National Software & Service Co. Ltd. (A Shares) (a)	51,010	218,319
China Northern Rare Earth Group High-Tech Co. Ltd.	214,600	519,576
China Oilfield Services Ltd. (H Shares)	1,792,000	1,580,330
China Overseas Land and Investment Ltd.	3,790,000	6,141,344
China Pacific Insurance (Group) Co. Ltd.	403,600	1,651,910
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,612,600	6,955,475
China Petroleum & Chemical Corp.:
(A Shares)	2,012,300	1,808,903
(H Shares)	24,001,000	15,421,392
China Power International Development Ltd.	4,895,563	2,305,903
China Railway Group Ltd.:
(A Shares)	1,202,500	1,035,985
(H Shares)	4,190,000	2,043,288
China Railway Signal & Communications Corp. (A Shares)	426,419	345,518
China Resource Gas Group Ltd.	915,800	3,106,254
China Resources Beer Holdings Co. Ltd.	1,604,878	4,992,654
China Resources Land Ltd.	3,174,744	9,528,885
China Resources Microelectronics Ltd. (A Shares)	78,538	432,518
China Resources Mixc Lifestyle Services Ltd. (b)	677,400	1,903,138
China Resources Pharmaceutical Group Ltd. (b)	1,864,500	1,274,366
China Resources Power Holdings Co. Ltd.	1,903,691	5,238,723
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	76,180	435,571
China Ruyi Holdings Ltd. (a)(c)	6,304,000	1,686,371
China Shenhua Energy Co. Ltd.:
(A Shares)	387,900	2,135,673
(H Shares)	3,346,000	13,940,150
China Southern Airlines Ltd.:
(A Shares) (a)	534,300	438,112
(H Shares) (a)	270,000	99,183
China State Construction Engineering Corp. Ltd. (A Shares)	2,470,580	1,909,462
China State Construction International Holdings Ltd.	1,995,000	2,788,406
China Taiping Insurance Group Ltd.	1,422,377	1,516,527
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,699,200	1,143,822
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	114,900	1,091,906
(H Shares) (b)(c)	110,700	782,127
China Tower Corp. Ltd. (H Shares) (b)	43,860,000	5,389,275
China United Network Communications Ltd. (A Shares)	1,887,800	1,228,943
China Vanke Co. Ltd.:
(A Shares)	581,000	570,559
(H Shares) (c)	2,177,000	1,195,381
China XD Electric Co. Ltd. (A Shares)	304,300	301,782
China Yangtze Power Co. Ltd. (A Shares)	1,452,600	6,007,775
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	32,900	184,921
China Zheshang Bank Co. Ltd.	1,278,380	499,329
Chongqing Brewery Co. Ltd. (A Shares)	28,700	246,304
Chongqing Changan Automobile Co. Ltd. (A Shares)	491,276	992,793
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	481,900	345,084
(H Shares)	61,000	31,621
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	142,150	557,791
Chow Tai Fook Jewellery Group Ltd.	1,976,400	1,796,072
CITIC Pacific Ltd.	5,756,000	5,311,859
CITIC Pacific Special Steel Group Co. Ltd.	199,700	344,370
CITIC Securities Co. Ltd.:
(A Shares)	714,795	1,960,309
(H Shares)	1,573,925	2,369,092
Cmoc Group Ltd.:
(A Shares)	1,039,500	1,075,531
(H Shares)	3,708,000	2,956,775
CNGR Advanced Material Co. Ltd.	55,820	230,787
CNOOC Energy Technology & Services Ltd. (A Shares)	402,300	215,088
CNPC Capital Co. Ltd. (A Shares)	500,200	386,595
Contemporary Amperex Technology Co. Ltd.	261,180	6,739,907
COSCO Shipping Development Co. Ltd. (A Shares)	587,700	199,434
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	203,900	434,926
(H Shares)	1,286,000	1,543,954
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	735,410	1,339,470
(H Shares)	2,873,550	4,097,269
Cosco Shipping Ports Ltd.	43,729	26,026
CRRC Corp. Ltd.:
(A Shares)	1,427,100	1,508,193
(H Shares)	4,349,000	2,694,172
CSC Financial Co. Ltd. (A Shares)	257,100	708,652
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	83,360	283,457
CSPC Pharmaceutical Group Ltd.	8,257,840	6,151,485
CSSC Science & Technology Co. Ltd. (a)	89,400	164,566
Daqin Railway Co. Ltd. (A Shares)	1,042,800	1,006,727
DaShenLin Pharmaceutical Group Co. Ltd.	67,567	123,160
Datang International Power Generation Co. Ltd. (A Shares)	735,800	304,726
Dong-E-E-Jiao Co. Ltd. (A Shares)	38,200	258,679
Dongfang Electric Corp. Ltd. (A Shares)	164,900	373,208
Dongxing Securities Co. Ltd. (A Shares)	191,900	233,637
East Money Information Co. Ltd. (A Shares)	937,117	1,445,962
Eastroc Beverage Group Co. Ltd.	19,800	640,314
Ecovacs Robotics Co. Ltd. Class A	34,200	194,975
Empyrean Technology Co. Ltd. (A Shares)	21,500	234,483
ENN Energy Holdings Ltd.	783,400	5,504,862
ENN Natural Gas Co. Ltd. (A Shares)	153,300	416,812
Eoptolink Technology, Inc. Ltd. (A Shares)	42,100	581,782
Eve Energy Co. Ltd. (A shares)	121,355	645,288
Everbright Securities Co. Ltd. (A Shares)	232,000	487,795
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	685,249	192,674
Far East Horizon Ltd.	1,904,000	1,298,927
FAW Jiefang Group Co. Ltd. (A Shares)	183,500	215,277
First Capital Securities Co. Ltd. (A Shares)	249,500	182,812
Flat Glass Group Co. Ltd.	407,000	589,700
Flat Glass Group Co. Ltd. (A Shares)	123,900	323,490
Focus Media Information Technology Co. Ltd. (A Shares)	857,320	688,730
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	275,056	1,338,754
Fosun International Ltd.	2,427,000	1,264,313
Founder Securities Co. Ltd. (A Shares)	488,700	525,946
Foxconn Industrial Internet Co. Ltd. (A Shares)	786,096	2,595,731
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	148,000	922,675
(H Shares) (b)	568,000	2,966,190
GalaxyCore, Inc. (A Shares)	128,611	214,300
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	110,900	432,095
(H Shares) (b)	377,040	792,412
GCL Technology Holdings Ltd. (a)	21,322,000	3,002,003
GD Power Development Co. Ltd. (A Shares)	1,058,800	815,392
Geely Automobile Holdings Ltd.	5,974,000	6,086,516
GEM Co. Ltd. (A Shares)	304,800	261,327
Genscript Biotech Corp. (a)(c)	1,154,000	1,837,455
GF Securities Co. Ltd.:
(A Shares)	344,800	599,839
(H Shares)	1,023,000	879,904
Giant Biogene Holding Co. Ltd. (b)	295,200	1,530,248
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	39,584	471,406
Ginlong Technologies Co. Ltd. (A Shares)	23,750	209,711
GoerTek, Inc. (A Shares)	202,800	604,489
Goldwind Science & Technology Co. Ltd. (A Shares)	204,900	227,328
Goneo Group Co. Ltd. (A Shares)	38,425	373,193
Gotion High-tech Co. Ltd. (A Shares)	106,000	286,738
Great Wall Motor Co. Ltd.:
(A Shares)	145,500	476,015
(H Shares)	2,299,000	3,142,684
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	167,200	926,811
GRG Banking Equipment Co. Ltd. (A Shares)	147,400	205,795
Guangdong Haid Group Co. Ltd. (A Shares)	98,800	601,168
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	178,900	171,720
Guangdong Investment Ltd.	2,912,000	1,528,149
Guanghui Energy Co. Ltd. (A Shares)	389,700	328,720
Guangzhou Automobile Group Co. Ltd.	309,600	353,351
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,866,000	1,056,475
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	140,400	187,271
Guangzhou Baiyunshan Pharma Health (A Shares)	83,400	338,232
Guangzhou Haige Communications Group (A Shares)	147,300	203,616
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	27,800	112,166
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	41,600	171,246
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	114,200	248,180
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	248,217	183,247
Guolian Securities Co. Ltd.	141,900	204,603
Guosen Securities Co. Ltd. (A Shares)	380,500	465,891
Guotai Junan Securities Co. Ltd. (A Shares)	446,000	888,324
Guoyuan Securities Co. Ltd. (A Shares)	259,110	238,662
H World Group Ltd. ADR	205,017	6,150,510
Haidilao International Holding Ltd. (b)	1,654,000	2,688,622
Haier Smart Home Co. Ltd.	2,409,200	7,876,676
Haier Smart Home Co. Ltd. (A Shares)	369,700	1,397,432
Hainan Airlines Co. Ltd. (A Shares) (a)	2,561,200	390,224
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	678,200	321,264
Haitian International Holdings Ltd.	631,000	1,829,313
Haitong Securities Co. Ltd.:
(A Shares)	540,300	678,766
(H Shares)	2,771,600	1,280,644
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	154,957	333,105
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	71,400	240,909
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	58,400	157,572
Hangzhou Robam Appliances Co. Ltd. (A Shares)	56,400	169,362
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	98,800	294,905
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	21,100	156,531
(H Shares) (b)	2,300	8,832
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,174,000	2,566,531
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	45,000	175,893
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	75,100	220,003
Heilongjiang Agriculture Co. Ltd. (A Shares)	105,500	190,988
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	133,600	304,404
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	205,723	657,368
Hengan International Group Co. Ltd.	632,000	1,973,774
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	96,500	163,067
Hengli Petrochemical Co. Ltd. (A Shares)	417,840	808,508
Hengtong Optic-electric Co. Ltd. (A Shares)	146,500	315,534
Hengyi Petrochemical Co. Ltd. (A Shares)	217,620	194,719
Hesteel Co. Ltd. (A Shares)	613,600	164,879
Hisense Electric Co. Ltd.	77,500	190,751
Hisense Home Appliances Group Co. Ltd.:
(A Shares) (a)	53,700	221,353
(H Shares) (c)	343,000	1,108,526
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	31,900	472,375
HLA Group Corp. Ltd. (A Shares)	285,100	259,047
Horizon Construction Development Ltd. (a)	17,592	3,355
Hoshine Silicon Industry Co. Ltd. (A Shares) (a)	46,800	310,174
Hua Hong Semiconductor Ltd. (b)(c)	582,000	1,541,998
Huadian Power International Corp. Ltd. (A Shares) (d)	505,200	414,950
Huadong Medicine Co. Ltd. (A Shares)	104,180	421,208
Huafon Chemical Co. Ltd. (A Shares)	294,600	315,829
Huagong Tech Co. Ltd. (A Shares)	59,700	239,635
Huaibei Mining Holdings Co. Ltd. (A Shares)	159,800	330,014
Hualan Biological Engineer, Inc. (A Shares)	108,560	247,952
Huaneng Power International, Inc.:
(A Shares)	537,000	591,315
(H Shares)	4,198,000	2,493,164
Huatai Securities Co. Ltd.:
(A Shares)	368,900	679,576
(H Shares) (b)	1,371,800	1,518,789
Huaxia Bank Co. Ltd. (A Shares)	787,100	684,648
Huayu Automotive Systems Co. Ltd. (A Shares)	187,100	404,015
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	54,700	241,613
Huizhou Desay SV Automotive Co. Ltd.	32,900	434,322
Humanwell Healthcare Group Co. Ltd. (A Shares)	96,900	267,491
Hunan Valin Steel Co. Ltd. (A Shares)	410,200	264,196
Hundsun Technologies, Inc. (A Shares)	112,452	285,345
Hwatsing Technology Co. Ltd. (A Shares)	14,055	280,798
Hygeia Healthcare Holdings Co. (b)	375,000	1,010,355
Hygon Information Technology Co. Ltd. (A Shares)	137,974	1,519,295
IEIT Systems Co. Ltd. (A Shares)	87,296	450,521
iFlytek Co. Ltd. (A Shares)	137,500	756,467
IMEIK Technology Development Co. Ltd. (A Shares)	18,000	437,799
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,851,200	3,120,540
(H Shares)	64,263,000	35,697,783
Industrial Bank Co. Ltd. (A Shares)	1,233,100	2,860,823
Industrial Securities Co. Ltd. (A Shares)	512,810	387,817
Ingenic Semiconductor Co. Ltd. (A Shares)	28,600	221,242
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	377,900	1,313,274
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,695,400	545,072
Inner Mongolia Dian Tou Energy Corp. Ltd.	133,100	348,800
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	500,800	260,120
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,051,104	1,905,652
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	221,500	208,315
Innovent Biologics, Inc. (a)(b)	1,204,000	5,963,867
iQIYI, Inc. ADR (a)	467,666	1,557,328
iSoftStone Information Technology Group Co. Ltd. (A Shares)	56,600	270,074
JA Solar Technology Co. Ltd. (A Shares)	196,472	293,630
Jason Furniture Hangzhou Co. Ltd. (A Shares)	48,810	171,652
JCET Group Co. Ltd. (A Shares)	106,200	491,155
JCHX Mining Management Co. Ltd. (A Shares)	36,600	209,418
JD Health International, Inc. (a)(b)	1,104,350	3,074,373
JD Logistics, Inc. (a)(b)	1,964,600	2,024,233
JD.com, Inc. Class A	2,301,957	30,352,688
Jiangsu Eastern Shenghong Co. Ltd.	392,400	431,003
Jiangsu Expressway Co. Ltd. (H Shares)	1,210,000	1,150,707
Jiangsu Hengli Hydraulic Co. Ltd.	79,576	504,807
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	378,675	2,213,909
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	74,500	456,096
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	59,800	212,952
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	32,100	126,759
Jiangsu Phoenix Publishing & Media Corp. Ltd.	151,100	216,194
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	89,400	1,012,905
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	24,060	183,389
Jiangsu Yoke Technology Co. Ltd. (A Shares)	28,200	231,232
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	59,500	306,576
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	202,600	420,087
Jiangxi Copper Co. Ltd.:
(A Shares)	119,200	354,145
(H Shares)	1,104,000	1,941,540
Jinduicheng Molybdenum Co. Ltd. (A Shares)	191,600	280,245
Jinko Solar Co. Ltd. (A Shares)	494,837	501,023
Jizhong Energy Resources Co. Ltd. (A Shares)	209,800	164,766
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	110,800	162,062
Jointown Pharmaceutical Group (A Shares)	299,210	191,053
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	46,600	126,896
Juneyao Airlines Co. Ltd. (A shares)	131,200	206,802
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	9,606	0
Kanzhun Ltd. ADR	259,999	3,530,786
KE Holdings, Inc. ADR	648,914	8,987,459
Kingdee International Software Group Co. Ltd. (a)	2,844,000	2,282,378
Kingnet Network Co. Ltd. (A Shares)	127,800	166,748
Kingsoft Corp. Ltd.	927,400	2,629,247
Kuaishou Technology Class B (a)(b)	2,306,700	12,931,704
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	127,900	318,875
Kunlun Energy Co. Ltd.	3,856,000	3,741,078
Kunlun Tech Co. Ltd. (A Shares)	72,100	300,993
Kweichow Moutai Co. Ltd. (A Shares)	74,500	14,666,070
Lb Group Co. Ltd. (A Shares)	141,673	338,496
Lenovo Group Ltd.	7,976,000	10,290,493
Lens Technology Co. Ltd. (A Shares)	295,800	731,331
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	111,600	202,804
Li Auto, Inc. Class A (a)	1,223,248	11,966,081
Li Ning Co. Ltd.	2,301,500	4,300,851
Liaoning Port Co. Ltd. (A Shares)	1,117,400	198,105
Lingyi iTech Guangdong Co. (A Shares)	415,900	414,762
Livzon Pharmaceutical Group, Inc. (A Shares)	36,600	186,251
Longfor Properties Co. Ltd. (b)	2,008,560	2,611,975
LONGi Green Energy Technology Co. Ltd.	449,748	903,265
Luxshare Precision Industry Co. Ltd. (A Shares)	426,128	2,256,432
Luzhou Laojiao Co. Ltd. (A Shares)	87,300	1,579,919
Mango Excellent Media Co. Ltd. (A Shares)	111,007	316,273
Maxscend Microelectronics Co. Ltd. (A Shares)	31,776	339,557
Meihua Holdings Group Co. Ltd. (A Shares)	174,700	246,815
Meituan Class B (a)(b)	5,017,220	69,471,792
Metallurgical Corp. China Ltd. (A Shares)	1,059,500	463,731
MGI Tech Co. Ltd. (A Shares)	24,665	152,710
Midea Group Co. Ltd. (A Shares)	206,800	1,826,319
MINISO Group Holding Ltd.	375,164	1,568,330
MMG Ltd. (a)	2,996,000	931,834
Montage Technology Co. Ltd. (A Shares)	67,751	559,294
Muyuan Foodstuff Co. Ltd. (A Shares)	324,440	1,964,683
Nanjing Iron & Steel Co. Ltd.	366,000	228,124
Nanjing Securities Co. Ltd. (A Shares)	218,900	239,525
NARI Technology Co. Ltd. (A Shares)	476,894	1,586,619
National Silicon Industry Group Co. Ltd. (A Shares)	163,005	346,793
NAURA Technology Group Co. Ltd.	31,500	1,494,775
NetEase, Inc.	1,913,550	35,292,710
New China Life Insurance Co. Ltd.	120,300	532,704
New China Life Insurance Co. Ltd. (H Shares)	877,100	1,710,900
New Hope Liuhe Co. Ltd. (A Shares) (a)	269,900	354,022
New Oriental Education & Technology Group, Inc. (a)	1,473,710	9,538,801
Ninestar Corp. (A Shares) (a)	84,100	314,629
Ningbo Deye Technology Co. Ltd. (A Shares)	35,908	482,437
Ningbo Joyson Electronic Corp. (A shares)	83,600	177,975
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	40,800	288,775
Ningbo Sanxing Medical Electric Co. Ltd.	83,700	341,420
Ningbo Shanshan Co. Ltd. (A Shares)	134,100	142,834
Ningbo Tuopu Group Co. Ltd. (A Shares)	100,050	507,335
Ningxia Baofeng Energy Group Co. Ltd.	435,300	906,203
NIO, Inc. sponsored ADR (a)(c)	1,342,599	5,961,140
Nongfu Spring Co. Ltd. (H Shares) (b)	1,992,400	7,765,230
Offshore Oil Enginering Co. Ltd. (A Shares)	262,400	199,896
OFILM Group Co. Ltd. (A Shares) (a)	193,400	222,605
Oppein Home Group, Inc. (A Shares)	30,160	190,282
Orient Securities Co. Ltd. (A Shares)	443,508	522,154
Oriental Pearl Group Co. Ltd.	199,500	175,467
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	551,800	184,959
PDD Holdings, Inc. ADR (a)	591,510	76,239,724
People's Insurance Co. of China Group Ltd.:
(A Shares)	538,400	427,305
(H Shares)	8,680,000	2,921,904
People.cn Co. Ltd. (A Shares)	65,700	180,090
PetroChina Co. Ltd.:
(A Shares)	1,269,200	1,576,886
(H Shares)	20,892,000	18,210,323
Pharmaron Beijing Co. Ltd.:
(A Shares)	84,925	260,195
(H Shares) (b)	8,575	10,558
PICC Property & Casualty Co. Ltd. (H Shares)	6,825,840	8,946,364
Ping An Bank Co. Ltd. (A Shares)	1,151,800	1,638,420
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	636,294	3,750,916
(H Shares)	6,634,500	28,811,125
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	147,000	213,789
Piotech, Inc. (A Shares)	16,531	293,081
Poly Developments & Holdings (A Shares)	710,600	868,104
Pop Mart International Group Ltd. (b)	465,000	2,466,993
Postal Savings Bank of China Co. Ltd.	1,687,600	1,129,001
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	7,899,000	4,226,092
Power Construction Corp. of China Ltd. (A Shares)	1,022,500	778,940
Qifu Technology, Inc. ADR	119,828	2,433,707
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	322,500	694,158
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	85,100	265,564
Rockchip Electronics Co. Ltd.	24,800	212,662
Rongsheng Petrochemical Co. Ltd. (A Shares)	601,000	755,022
SAIC Motor Corp. Ltd. (A Shares)	458,000	931,257
Sailun Group Co. Ltd. A Shares	195,200	356,347
Sanan Optoelectronics Co. Ltd. (A Shares)	296,100	488,459
Sangfor Technologies, Inc.	24,900	170,512
Sany Heavy Industry Co. Ltd. (A Shares)	503,700	1,126,736
Satellite Chemical Co. Ltd. (A Shares)	199,956	483,290
SDIC Capital Co. Ltd.	381,400	317,492
SDIC Power Holdings Co. Ltd. (A Shares)	442,500	1,041,321
Seres Group Co. Ltd. (A Shares) (a)	89,600	988,240
SF Holding Co. Ltd. (A Shares)	290,600	1,410,787
SG Micro Corp. (A Shares)	27,675	302,059
Shaanxi Coal Industry Co. Ltd. (A Shares)	575,600	1,864,785
Shan Xi Hua Yang Group New Energy Co. Ltd.	214,200	212,724
Shandong Gold Mining Co. Ltd.:
(A Shares)	340,084	1,385,820
(H Shares) (b)	498,500	1,033,643
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	47,500	241,916
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	126,020	433,754
Shandong Linglong Tyre Co. Ltd. (A Shares)	87,400	204,707
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	695,200	348,575
Shandong Sun Paper Industry JSC Ltd. (A Shares)	165,900	314,348
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,460,400	1,243,923
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	108,540	141,768
Shanghai Baosight Software Co. Ltd.	716,621	1,172,392
Shanghai Baosight Software Co. Ltd. (A Shares)	128,145	570,460
Shanghai Construction Group Co. Ltd. (A Shares)	527,400	170,936
Shanghai Electric Group Co. Ltd. (A Shares) (a)	751,300	402,719
Shanghai Electric Power Co. Ltd. (A Shares)	167,300	217,822
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	120,400	393,231
(H Shares)	12,000	19,936
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	12,189	247,317
Shanghai International Airport Co. Ltd. (A Shares)	73,900	353,954
Shanghai International Port Group Co. Ltd. (A Shares)	414,700	346,936
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	54,200	180,248
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	142,160	189,028
Shanghai M&G Stationery, Inc. (A Shares)	55,000	228,159
Shanghai Moons' Electric Co. Ltd. (A Shares)	24,900	138,438
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	158,200	425,095
(H Shares)	693,000	1,039,564
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,742,300	2,027,123
Shanghai Putailai New Energy Technology Co. Ltd.	126,864	228,433
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	394,500	420,742
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	572,500	528,114
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	48,923	787,742
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	231,200	174,847
Shanghai Zhangjiang High Ltd. (A Shares)	91,900	249,106
Shanjin International Gold Co. (A Shares)	164,780	405,802
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	117,700	210,302
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	177,600	382,517
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	256,900	156,565
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares) (a)	339,500	168,815
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	72,440	1,849,491
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	337,060	386,559
Shede Spirits Co. Ltd. (A Shares)	19,700	149,720
Shenergy Co. Ltd. (A Shares)	290,600	336,093
Shengyi Technology Co. Ltd.	139,900	378,828
Shennan Circuits Co. Ltd. (A Shares)	30,440	466,608
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,337,900	848,725
Shenzhen Capchem Technology Co. Ltd. (A Shares)	44,680	203,481
Shenzhen Energy Group Co. Ltd. (A Shares)	282,460	264,082
Shenzhen Goodix Technology Co. Ltd. (A Shares)	27,200	236,482
Shenzhen Inovance Technology Co. Ltd. (A Shares)	79,450	513,362
Shenzhen Kangtai Biological Products Co. Ltd.	66,200	146,342
Shenzhen Kedali Industry Co. Ltd.	16,000	174,654
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	72,000	2,564,067
Shenzhen New Industries Biomedical Engineering Co. Ltd.	46,600	400,890
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	66,100	265,508
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	67,029	750,714
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	55,200	178,374
Shenzhou International Group Holdings Ltd.	818,000	6,946,799
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	99,160	217,281
Sichuan Changhong Electric Co. Ltd. (A Shares)	274,000	171,541
Sichuan Chuantou Energy Co. Ltd. (A Shares)	289,400	750,783
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	524,100	124,859
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	95,100	395,693
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	431,100	376,181
Sichuan Swellfun Co. Ltd. (A Shares)	29,000	150,749
Sieyuan Electric Co. Ltd. (A Shares)	45,700	420,493
Silergy Corp.	323,000	4,485,149
Sinolink Securities Co. Ltd. (A Shares)	220,400	240,861
Sinoma International Engineering Co. Ltd. (A Shares)	156,800	221,526
Sinoma Science & Technology Co. Ltd. (A Shares)	99,600	158,096
Sinomine Resource Group Co. Ltd. (A Shares)	43,380	161,629
Sinopharm Group Co. Ltd. (H Shares)	1,327,600	3,119,826
Sinotruk Hong Kong Ltd.	683,000	1,796,483
Smoore International Holdings Ltd. (b)(c)	1,822,000	2,129,167
Songcheng Performance Development Co. Ltd. (A Shares)	155,380	175,831
Soochow Securities Co. Ltd. (A Shares)	295,045	259,910
Southwest Securities Co. Ltd. (A Shares)	394,500	214,742
Spring Airlines Co. Ltd. (A Shares)	58,000	435,015
StarPower Semiconductor Ltd. (A Shares)	14,260	179,975
Sungrow Power Supply Co. Ltd. (A Shares)	123,340	1,175,871
Sunny Optical Technology Group Co. Ltd.	705,300	3,963,044
Sunresin New Materials Co. Ltd. (A Shares)	30,000	164,466
Sunwoda Electronic Co. Ltd. (A Shares)	110,500	262,944
SUPCON Technology Co. Ltd. (A Shares)	46,888	245,229
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	101,500	350,201
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	16,544	238,292
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	32,380	448,627
TAL Education Group ADR (a)	435,900	4,367,718
TBEA Co. Ltd. (A Shares)	299,970	562,567
TCL Technology Group Corp. (A Shares)	1,114,690	605,227
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	239,975	290,174
Tencent Holdings Ltd.	6,541,500	301,867,034
Tencent Music Entertainment Group ADR	743,043	10,536,350
Thunder Software Technology Co. Ltd. (A Shares)	27,300	171,595
Tian Di Science & Technology Co. Ltd. (A Shares)	245,600	197,643
Tianfeng Securities Co. Ltd. (A Shares) (a)	514,500	180,295
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
Tianqi Lithium Corp. (A Shares)	87,600	355,023
Tianshan Aluminum Group Co. Ltd.	276,200	263,202
Tianshui Huatian Technology Co. Ltd. (A Shares)	190,100	227,759
Tingyi (Cayman Islands) Holding Corp.	1,950,000	2,378,581
Tongcheng Travel Holdings Ltd.	1,234,800	2,152,604
TongFu Microelectronics Co. Ltd. (A Shares)	90,000	283,597
Tongkun Group Co. Ltd. (A Shares)	143,100	278,480
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	752,000	328,100
Tongwei Co. Ltd. (A Shares)	267,200	670,984
Topsports International Holdings Ltd. (b)	1,841,000	822,375
TravelSky Technology Ltd. (H Shares)	922,000	1,039,674
Trina Solar Co. Ltd. (A Shares)	129,342	312,438
Trip.com Group Ltd. (a)	543,412	23,199,194
Tsingtao Brewery Co. Ltd.:
(A Shares)	48,400	460,486
(H Shares)	608,000	3,887,135
Unigroup Guoxin Microelectronics Co. Ltd.	50,419	376,549
Unisplendour Corp. Ltd. (A Shares)	169,803	544,470
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	109,300	244,041
Vipshop Holdings Ltd. ADR	367,748	5,016,083
Walvax Biotechnology Co. Ltd. (A Shares)	95,400	153,015
Wanda Film Holding Co. Ltd. (A Shares) (a)	129,400	199,842
Wanhua Chemical Group Co. Ltd. (A Shares)	186,400	2,003,482
Want Want China Holdings Ltd.	4,674,000	2,805,770
Weichai Power Co. Ltd.:
(A Shares)	397,100	759,026
(H Shares)	1,929,200	3,081,643
Weihai Guangwei Composites Co. Ltd. (A Shares)	49,260	192,475
Wens Foodstuffs Group Co. Ltd. (A Shares)	394,880	1,090,607
Western Mining Co. Ltd. (A Shares)	141,500	315,936
Western Securities Co. Ltd. (A Shares)	265,400	240,045
Western Superconducting Technologies Co. Ltd. (A Shares)	38,569	206,207
Will Semiconductor Ltd.	72,135	1,028,809
Wingtech Technology Co. Ltd. (A Shares)	73,800	304,921
Wintime Energy Group Co. Ltd. (A Shares) (a)(d)	1,319,000	200,963
Wuchan Zhongda Group Co. Ltd.	308,300	186,182
Wuhan Guide Infrared Co. Ltd. (A Shares)	253,469	222,232
Wuliangye Yibin Co. Ltd. (A Shares)	230,400	4,048,415
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	113,490	526,285
WuXi AppTec Co. Ltd.	150,044	884,085
WuXi AppTec Co. Ltd. (H Shares) (b)	346,122	1,419,867
Wuxi Biologics (Cayman), Inc. (a)(b)	3,792,500	5,547,124
XCMG Construction Machinery Co. Ltd. (A Shares)	701,400	636,334
Xiamen C&D, Inc. (A Shares)	178,300	195,840
Xiamen Faratronic Co. Ltd. (A Shares)	13,400	160,824
Xiamen Tungsten Co. Ltd. (A Shares)	84,200	198,262
Xiaomi Corp. Class B (a)(b)	15,147,200	32,533,632
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	106,063	298,221
Xinyi Solar Holdings Ltd.	4,847,498	2,301,877
XPeng, Inc. Class A (a)	1,219,552	4,929,475
Yadea Group Holdings Ltd. (b)	1,214,000	1,634,651
Yankuang Ener-A:
(A Shares)	301,275	625,939
(H Shares)	3,226,600	4,212,460
Yantai Jereh Oilfield Services (A Shares)	60,800	265,188
Yealink Network Technology Corp. Ltd.	74,930	349,443
Yifeng Pharmacy Chain Co. Ltd.	72,030	208,914
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	96,500	365,831
YongXing Special Materials Technology Co. Ltd. (A Shares)	31,910	147,710
Yonyou Network Technology Co. Ltd. (A Shares) (a)	202,838	269,149
Youngor Fashion Co. Ltd. (A Shares)	274,689	272,035
YTO Express Group Co. Ltd. (A Shares)	204,300	405,784
Yum China Holdings, Inc.	387,875	11,729,340
Yunda Holding Co. Ltd. (A Shares)	172,190	176,012
Yunnan Aluminium Co. Ltd. (A Shares)	205,900	344,224
Yunnan Baiyao Group Co. Ltd. (A Shares)	106,700	746,483
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	25,100	168,266
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	302,300	226,105
Yunnan Energy New Material Co. Ltd.	58,000	247,593
Yunnan Tin Co. Ltd. (A Shares)	97,700	190,264
Yunnan Yuntianhua Co. Ltd. (Series A)	108,800	295,217
Yutong Bus Co. Ltd.	131,400	408,046
Zangge Mining Co. Ltd. (Series A)	93,800	298,819
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	35,900	1,057,893
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,492,000	2,669,725
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	442,397	200,985
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	325,600	348,161
Zhejiang Chint Electric Co. Ltd. (A Shares)	127,600	340,750
Zhejiang Dahua Technology Co. Ltd. (A Shares)	195,500	406,178
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	30,060	218,921
Zhejiang Expressway Co. Ltd. (H Shares)	1,567,920	1,029,513
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	87,920	208,848
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	101,450	329,935
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	77,700	321,573
Zhejiang Juhua Co. Ltd. (A Shares)	160,200	440,232
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	497,000	1,590,329
Zhejiang Longsheng Group Co. Ltd. (A Shares)	193,100	240,447
Zhejiang NHU Co. Ltd. (A Shares)	183,528	531,284
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	110,800	282,688
Zhejiang Supor Cookware Co. Ltd.	31,900	221,938
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	126,000	249,565
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	101,190	268,541
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	94,500	183,509
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	663,300	609,118
Zheshang Securities Co. Ltd.	230,300	370,662
Zhongji Innolight Co. Ltd. (A Shares)	66,780	1,197,827
Zhongjin Gold Co. Ltd. (A Shares)	287,700	639,975
Zhongsheng Group Holdings Ltd. Class H	826,000	1,291,938
Zhongtai Securities Co. Ltd. (A Shares)	413,700	346,099
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	41,563	313,345
(H Shares)	485,400	1,792,405
Zijin Mining Group Co. Ltd.:
(A Shares)	1,215,700	2,791,829
(H Shares)	5,400,000	10,961,941
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	156,500	145,884
(H Shares)	394,600	222,734
ZTE Corp.:
(A Shares)	226,300	859,468
(H Shares)	769,880	1,722,483
ZTO Express, Inc. sponsored ADR	420,199	7,962,771
TOTAL CHINA		1,824,084,594
Colombia - 0.1%
Bancolombia SA	250,470	2,257,999
Bancolombia SA sponsored ADR	3,413	113,721
Interconexion Electrica SA ESP	438,208	1,893,022
TOTAL COLOMBIA		4,264,742
Czech Republic - 0.1%
CEZ A/S	159,687	6,149,365
Komercni Banka A/S	75,210	2,600,062
MONETA Money Bank A/S (b)	252,761	1,157,909
TOTAL CZECH REPUBLIC		9,907,336
Egypt - 0.1%
Commercial International Bank SAE	2,240,569	3,843,019
Eastern Co. SAE	1,377,587	634,042
Talaat Moustafa Group Holding	918,747	1,064,241
TOTAL EGYPT		5,541,302
Greece - 0.5%
Alpha Services and Holdings SA	2,211,375	4,075,723
Eurobank Ergasias Services and Holdings SA	2,573,871	5,899,841
Ff Group (a)(d)	1,035	0
Hellenic Telecommunications Organization SA	186,102	3,055,373
Jumbo SA	114,422	3,066,110
Metlen Energy & Metals SA	106,030	4,186,115
Motor Oil (HELLAS) Corinth Refineries SA	65,763	1,673,966
National Bank of Greece SA	769,244	6,751,691
OPAP SA	183,059	3,191,642
Piraeus Financial Holdings SA	1,051,497	4,442,531
Public Power Corp. of Greece	207,877	2,647,954
TOTAL GREECE		38,990,946
Hong Kong - 0.1%
Orient Overseas International Ltd.	131,000	1,849,428
Sino Biopharmaceutical Ltd.	10,231,000	3,679,721
TOTAL HONG KONG		5,529,149
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	445,892	3,475,508
OTP Bank PLC	221,620	11,348,738
Richter Gedeon PLC	138,293	3,942,519
TOTAL HUNGARY		18,766,765
India - 19.2%
ABB India Ltd.	52,415	4,943,560
Adani Enterprises Ltd.	169,184	6,404,226
Adani Green Energy Ltd. (a)	313,442	6,915,147
Adani Ports & Special Economic Zone Ltd.	522,482	9,796,561
Adani Power Ltd. (a)	763,197	6,694,671
Ambuja Cements Ltd.	589,367	4,786,225
APL Apollo Tubes Ltd.	164,749	2,922,979
Apollo Hospitals Enterprise Ltd.	99,580	7,867,776
Ashok Leyland Ltd.	1,452,560	4,460,151
Asian Paints Ltd.	379,603	13,984,202
Astral Ltd.	132,887	3,473,833
AU Small Finance Bank Ltd. (b)	360,052	2,778,188
Aurobindo Pharma Ltd.	260,873	4,468,420
Avenue Supermarts Ltd. (a)(b)	160,956	9,488,733
Axis Bank Ltd.	2,259,854	31,473,606
Bajaj Auto Ltd.	66,292	7,651,690
Bajaj Finance Ltd.	275,589	22,404,990
Bajaj Finserv Ltd.	378,852	7,473,395
Bajaj Holdings & Investment Ltd.	26,427	3,036,202
Balkrishna Industries Ltd.	76,506	3,036,654
Bandhan Bank Ltd. (b)	780,958	2,034,107
Bank of Baroda	1,023,269	3,099,952
Bharat Electronics Ltd.	3,616,074	13,649,710
Bharat Forge Ltd.	253,353	5,245,419
Bharat Heavy Electricals Ltd.	1,033,530	3,891,424
Bharat Petroleum Corp. Ltd.	1,502,342	6,281,006
Bharti Airtel Ltd.	2,243,458	39,965,576
Bosch Ltd.	7,295	3,047,587
Britannia Industries Ltd.	107,240	7,408,823
Canara Bank Ltd.	1,794,820	2,458,966
Cg Power & Industrial Soluti	604,449	5,313,342
Cholamandalam Investment and Finance Co. Ltd.	415,533	7,030,449
Cipla Ltd./India	519,213	9,576,516
Coal India Ltd.	1,524,319	9,506,990
Colgate-Palmolive Ltd.	134,548	5,483,140
Container Corp. of India Ltd.	241,127	2,996,383
Cummins India Ltd.	137,129	6,309,361
Dabur India Ltd.	525,970	3,993,406
Divi's Laboratories Ltd.	118,189	6,949,521
DLF Ltd.	734,708	7,802,255
Dr. Reddy's Laboratories Ltd.	115,527	9,314,290
Eicher Motors Ltd.	135,449	8,028,310
GAIL India Ltd.	2,276,839	6,552,780
GMR Airports Infrastructure Ltd. (a)	2,388,686	2,902,274
Godrej Consumer Products Ltd.	404,783	6,965,322
Godrej Properties Ltd. (a)	123,790	4,760,045
Grasim Industries Ltd.	260,596	8,642,410
Havells India Ltd.	248,012	5,479,482
HCL Technologies Ltd.	939,695	18,435,251
HDFC Asset Management Co. Ltd. (b)	95,050	4,670,605
HDFC Bank Ltd.	2,780,999	53,741,355
HDFC Standard Life Insurance Co. Ltd. (b)	957,644	8,183,594
Hero Motocorp Ltd.	118,679	7,779,540
Hindalco Industries Ltd.	1,334,015	10,668,577
Hindustan Aeronautics Ltd.	198,502	11,671,101
Hindustan Petroleum Corp. Ltd.	842,085	3,945,020
Hindustan Unilever Ltd.	813,623	26,292,093
ICICI Bank Ltd.	5,141,837	74,950,711
ICICI Lombard General Insurance Co. Ltd. (b)	219,354	5,260,128
ICICI Prudential Life Insurance Co. Ltd. (b)	356,357	3,132,304
IDFC Bank Ltd. (a)	3,427,337	3,110,596
Indian Oil Corp. Ltd.	2,794,234	6,062,843
Indian Railway Catering & Tourism Corp. Ltd.	237,455	2,801,010
Indus Towers Ltd. (a)	1,200,892	6,212,589
IndusInd Bank Ltd.	284,917	4,858,655
Info Edge India Ltd.	70,406	5,909,155
Infosys Ltd.	3,285,427	72,854,552
InterGlobe Aviation Ltd. (a)(b)	171,838	9,178,480
ITC Ltd.	2,964,506	17,538,596
Jindal Stainless Ltd.	325,877	2,882,100
Jindal Steel & Power Ltd.	353,244	4,169,384
Jio Financial Services Ltd.	2,828,607	11,097,836
JSW Energy Ltd.	345,842	3,007,042
JSW Steel Ltd.	604,873	6,705,937
Jubilant Foodworks Ltd.	359,053	2,567,856
Kotak Mahindra Bank Ltd.	1,081,755	23,357,891
Larsen & Toubro Ltd.	666,433	30,365,564
Ltimindtree Ltd. (b)	87,906	5,940,504
Lupin Ltd.	225,423	5,147,334
Macrotech Developers Ltd. (b)	295,169	4,613,966
Mahindra & Mahindra Ltd.	922,741	32,046,062
Mankind Pharma Ltd. (a)	99,081	2,399,994
Marico Ltd.	512,144	4,123,317
Maruti Suzuki India Ltd.	139,979	21,927,443
Max Healthcare Institute Ltd.	769,270	8,473,401
Mphasis BFL Ltd.	102,900	3,554,832
MRF Ltd.	2,308	3,921,168
Muthoot Finance Ltd.	119,158	2,615,909
Nestle India Ltd.	333,872	9,794,913
NHPC Ltd.	2,981,502	3,740,418
NMDC Ltd.	1,014,826	2,928,443
NTPC Ltd.	4,317,159	21,449,723
Oil & Natural Gas Corp. Ltd.	3,111,654	12,420,185
Page Industries Ltd.	6,069	3,073,124
PB Fintech Ltd. (a)	290,167	5,035,516
Persistent Systems Ltd.	99,070	5,717,766
Petronet LNG Ltd.	742,025	3,265,776
Phoenix Mills Ltd.	97,240	4,177,725
PI Industries Ltd.	75,053	3,971,693
Pidilite Industries Ltd.	150,962	5,745,109
Polycab India Ltd.	52,025	4,261,402
Power Finance Corp. Ltd.	1,469,274	9,770,850
Power Grid Corp. of India Ltd.	4,600,926	19,133,937
Punjab National Bank	2,178,796	3,225,473
REC Ltd.	1,302,629	10,023,179
Reliance Industries Ltd.	3,012,222	108,319,442
Samvardhana Motherson International Ltd.	2,681,746	6,296,007
SBI Cards & Payment Services Ltd.	282,245	2,450,199
SBI Life Insurance Co. Ltd. (b)	445,874	9,338,678
Shree Cement Ltd.	8,924	2,956,674
Shriram Finance Ltd.	278,850	9,764,669
Siemens Ltd.	88,085	7,504,097
Solar Industries India Ltd.	26,859	3,459,202
Sona Blw Precision Forgings Ltd. (b)	406,151	3,294,940
SRF Ltd.	146,635	4,632,092
State Bank of India	1,765,960	18,400,382
Sun Pharmaceutical Industries Ltd.	949,537	19,498,738
Sundaram Finance Ltd.	65,954	3,407,004
Supreme Industries Ltd.	62,839	4,018,597
Suzlon Energy Ltd. (a)	9,438,677	7,821,242
Tata Communications Ltd.	112,788	2,681,698
Tata Consultancy Services Ltd.	894,915	46,872,311
Tata Consumer Products Ltd.	565,627	8,032,006
Tata Consumer Products Ltd. rights 8/19/24 (a)	21,754	96,380
Tata Elxsi Ltd.	33,889	2,826,991
Tata Motors Ltd.	1,644,281	22,714,769
Tata Motors Ltd. Class A	452,691	4,287,512
Tata Power Co. Ltd./The	1,422,643	7,707,247
Tata Steel Ltd.	7,410,587	14,633,041
Tech Mahindra Ltd.	531,514	9,867,515
The Indian Hotels Co. Ltd.	844,979	6,479,554
Thermax Ltd.	41,262	2,499,440
Titan Co. Ltd.	351,339	14,514,463
Torrent Pharmaceuticals Ltd.	100,453	3,805,329
Torrent Power Ltd.	166,431	3,710,060
Trent Ltd.	179,373	12,509,094
Tube Investments of India Ltd.	105,241	5,201,918
Tvs Motor Co. Ltd.	235,021	7,104,428
Ultratech Cement Ltd.	114,253	16,220,995
Union Bank of India Ltd.	1,510,489	2,431,856
United Spirits Ltd.	287,850	4,858,821
UPL Ltd.	445,570	3,044,250
Varun Beverages Ltd.	449,962	8,477,113
Vedanta Ltd.	1,354,938	7,294,331
Wipro Ltd.	1,292,424	8,065,350
Yes Bank Ltd. (a)	14,231,072	4,505,860
Zomato Ltd. (a)	6,544,574	17,934,933
TOTAL INDIA		1,492,198,810
Indonesia - 1.6%
Amman Mineral Internasional PT	6,457,400	4,696,110
PT Adaro Energy Indonesia Tbk	14,240,900	2,820,154
PT Aneka Tambang Tbk	8,321,700	673,003
PT Astra International Tbk	20,026,500	5,813,351
PT Bank Central Asia Tbk	54,884,600	34,682,612
PT Bank Mandiri (Persero) Tbk	36,936,700	14,567,436
PT Bank Negara Indonesia (Persero) Tbk	14,760,400	4,511,635
PT Bank Rakyat Indonesia (Persero) Tbk	67,476,885	19,415,804
PT Barito Pacific Tbk	27,863,230	1,867,830
PT Chandra Asri Pacific Tbk	7,703,300	4,571,762
PT Charoen Pokphand Indonesia Tbk	7,300,800	2,346,044
PT GoTo Gojek Tokopedia Tbk (a)	891,482,908	2,905,818
PT Indah Kiat Pulp & Paper Tbk	2,435,800	1,250,857
PT Indofood CBP Sukses Makmur Tbk	2,307,600	1,550,463
PT Indofood Sukses Makmur Tbk	4,343,500	1,636,159
PT Kalbe Farma Tbk	20,869,700	2,040,764
PT Merdeka Copper Gold Tbk (a)	9,685,396	1,465,318
PT Sumber Alfaria Trijaya Tbk	18,487,900	3,229,129
PT Telkom Indonesia Persero Tbk	49,004,900	8,703,487
PT Unilever Indonesia Tbk	7,549,100	1,132,829
PT United Tractors Tbk	1,476,200	2,342,310
TOTAL INDONESIA		122,222,875
Korea (South) - 11.1%
Alteogen, Inc. (a)	39,337	9,046,025
AMOREPACIFIC Corp.	28,936	3,838,305
Celltrion Pharm, Inc.	18,514	1,357,000
Celltrion, Inc.	151,013	22,545,177
CJ CheilJedang Corp.	8,192	2,311,455
Cosmo AM&T Co. Ltd. (a)	23,936	2,268,153
Coway Co. Ltd.	54,762	2,490,654
Db Insurance Co. Ltd.	45,531	3,672,954
Doosan Bobcat, Inc.	54,551	1,640,763
Doosan Heavy Industries & Construction Co. Ltd. (a)	443,632	6,098,446
Ecopro BM Co. Ltd. (a)	48,381	6,354,070
Ecopro Co. Ltd. (a)(c)	98,793	6,656,928
Ecopro Materials Co. Ltd.	13,650	807,168
Enchem Co. Ltd. (a)	11,097	1,413,667
GS Holdings Corp.	45,963	1,640,829
Hana Financial Group, Inc.	289,251	13,662,342
Hanjin Kal Corp.	26,419	1,328,867
Hankook Tire Co. Ltd.	73,536	2,396,997
Hanmi Pharm Co. Ltd.	6,972	1,470,961
Hanmi Semiconductor Co. Ltd.	43,338	4,150,962
Hanwha Aerospace Co. Ltd.	35,064	7,372,248
Hanwha Ocean Co. Ltd. (a)	90,931	2,028,006
Hanwha Solutions Corp.	110,543	1,997,342
HD Hyundai Co. Ltd.	42,985	2,632,843
HD Hyundai Electric Co. Ltd.	21,398	4,842,626
HD Hyundai Heavy Industries Co. Ltd. (a)	21,957	3,382,217
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	42,013	6,348,923
HLB, Inc.	116,496	6,871,766
HMM Co. Ltd.	238,615	3,170,408
HYBE Co. Ltd.	20,605	2,647,472
Hyundai Engineering & Construction Co. Ltd.	77,121	1,883,280
Hyundai Glovis Co. Ltd.	37,102	3,290,937
Hyundai Mobis	60,229	9,695,278
Hyundai Motor Co. Ltd.	134,676	24,481,361
Hyundai Steel Co.	85,820	1,732,326
Industrial Bank of Korea	276,124	2,822,138
Kakao Corp.	308,360	8,824,500
KakaoBank Corp.	165,148	2,580,080
KB Financial Group, Inc.	379,263	24,642,449
Kia Corp.	258,553	21,159,295
Korea Aerospace Industries Ltd.	72,331	3,009,853
Korea Electric Power Corp. (a)	254,059	3,685,101
Korea Investment Holdings Co. Ltd.	41,351	2,209,750
Korea Zinc Co. Ltd.	8,275	2,923,879
Korean Air Lines Co. Ltd.	182,111	2,825,147
KRAFTON, Inc. (a)	28,711	6,162,283
KT Corp.	30,533	893,682
KT&G Corp.	103,152	7,025,954
Kum Yang Co. Ltd. (a)	37,332	1,839,632
Kumho Petro Chemical Co. Ltd.	16,427	1,663,339
L&F Co. Ltd. (a)	25,110	2,084,266
LG Chemical Ltd.	48,890	10,903,785
LG Corp.	93,378	5,910,302
LG Display Co. Ltd. (a)	296,805	2,448,810
LG Electronics, Inc.	105,242	7,990,399
LG Energy Solution (a)	46,303	10,952,169
LG H & H Co. Ltd.	9,269	2,381,889
LG Innotek Co. Ltd.	14,049	2,625,617
LG Uplus Corp.	211,670	1,549,909
Lotte Chemical Corp.	19,044	1,409,750
Meritz Financial Holdings Co.	96,302	5,933,675
Mirae Asset Securities Co. Ltd.	235,599	1,332,972
NAVER Corp.	128,547	16,328,910
NCSOFT Corp.	14,118	1,806,763
Netmarble Corp. (a)(b)	25,513	1,178,993
NH Investment & Securities Co. Ltd.	131,265	1,332,017
Orion Corp./Republic of Korea	23,470	1,500,940
POSCO	71,122	18,485,631
POSCO Chemtech Co. Ltd. (c)	30,656	4,733,385
POSCO ICT Co. Ltd.	52,648	1,110,774
Posco International Corp.	52,217	2,020,383
S-Oil Corp.	44,555	2,208,575
Samsung Biologics Co. Ltd. (a)(b)	17,604	12,054,805
Samsung C&T Corp.	82,629	9,368,066
Samsung E&A Co. Ltd. (a)	155,135	3,233,418
Samsung Electro-Mechanics Co. Ltd.	55,426	6,457,917
Samsung Electronics Co. Ltd.	4,725,122	289,414,973
Samsung Fire & Marine Insurance Co. Ltd.	30,466	8,284,909
Samsung Heavy Industries Co. Ltd. (a)	652,992	5,582,269
Samsung Life Insurance Co. Ltd.	79,151	5,576,089
Samsung SDI Co. Ltd.	54,427	12,694,958
Samsung SDS Co. Ltd.	42,106	4,537,079
Shinhan Financial Group Co. Ltd.	428,384	18,936,464
SK Biopharmaceuticals Co. Ltd. (a)	30,992	1,938,994
SK Bioscience Co. Ltd. (a)(c)	26,604	1,077,919
SK Hynix, Inc.	540,202	76,744,106
SK IE Technology Co. Ltd. (a)(b)	28,216	768,334
SK Innovation Co., Ltd. (a)	61,568	4,683,481
SK Square Co. Ltd. (a)	96,254	6,057,202
SK Telecom Co. Ltd.	53,130	2,112,982
SK, Inc.	36,210	3,962,563
SKC Co. Ltd. (a)	18,733	1,864,014
Woori Financial Group, Inc.	587,757	6,753,805
Yuhan Corp.	55,731	3,840,739
TOTAL KOREA (SOUTH)		861,970,838
Kuwait - 0.7%
Boubyan Bank KSC	1,454,637	2,819,267
Gulf Bank	1,880,957	1,915,134
Kuwait Finance House KSCP	10,156,015	24,504,773
Mabanee Co. SAKC	690,174	1,895,747
Mobile Telecommunication Co.	1,926,453	2,869,655
National Bank of Kuwait	7,826,036	23,187,306
TOTAL KUWAIT		57,191,882
Luxembourg - 0.0%
Reinet Investments SCA	135,703	3,654,015
Malaysia - 1.4%
AMMB Holdings Bhd	2,461,100	2,415,837
Axiata Group Bhd	2,725,241	1,423,567
CelcomDigi Bhd	3,482,000	2,879,878
CIMB Group Holdings Bhd	6,865,720	11,102,906
Gamuda Bhd	1,917,880	3,280,996
Genting Bhd	2,109,500	2,171,713
Genting Malaysia Bhd	2,937,300	1,662,200
Hong Leong Bank Bhd	643,400	2,699,913
IHH Healthcare Bhd	2,178,400	2,987,032
Inari Amertron Bhd	2,788,700	2,294,327
IOI Corp. Bhd	2,487,400	2,068,096
Kuala Lumpur Kepong Bhd	489,234	2,244,652
Malayan Banking Bhd	5,372,381	11,950,318
Malaysia Airports Holdings Bhd	908,003	2,023,713
Maxis Bhd	2,324,600	1,786,013
MISC Bhd	1,325,300	2,535,507
MR DIY Group M Sdn Bhd (b)	3,271,650	1,495,367
Nestle (Malaysia) Bhd	69,600	1,645,132
Petronas Chemicals Group Bhd	2,770,200	3,497,042
Petronas Dagangan Bhd	294,900	1,138,650
Petronas Gas Bhd	783,130	3,102,180
PPB Group Bhd	633,320	2,042,834
Press Metal Aluminium Holdings	3,668,500	4,279,717
Public Bank Bhd	14,403,200	13,197,839
QL Resources Bhd	1,083,450	1,575,241
RHB Bank Bhd	1,484,103	1,844,429
SD Guthrie Bhd	2,052,656	1,997,034
Sime Darby Bhd	2,697,249	1,526,357
Telekom Malaysia Bhd	1,138,993	1,727,888
Tenaga Nasional Bhd	2,576,800	7,896,690
YTL Corp. Bhd	3,272,800	2,429,045
YTL Power International Bhd	2,424,300	2,458,861
TOTAL MALAYSIA		107,380,974
Mexico - 2.2%
Alfa SA de CV Series A	3,098,900	1,781,398
America Movil S.A.B. de CV Series L	18,406,600	15,372,588
Arca Continental S.A.B. de CV	510,800	5,026,572
Banco del Bajio SA (b)	765,200	2,280,280
CEMEX S.A.B. de CV unit	14,572,518	9,417,268
Coca-Cola FEMSA S.A.B. de CV unit	519,615	4,715,051
Fibra Uno Administracion SA de CV	2,864,300	3,640,525
Fomento Economico Mexicano S.A.B. de CV unit	1,913,100	21,126,144
Gruma S.A.B. de CV Series B	182,975	3,420,850
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	382,430	6,101,515
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	178,170	5,372,546
Grupo Aeroportuario Norte S.A.B. de CV	282,900	2,428,588
Grupo Bimbo S.A.B. de CV Series A	1,308,400	4,576,696
Grupo Carso SA de CV Series A1	558,300	3,589,949
Grupo Financiero Banorte S.A.B. de CV	2,567,600	19,240,118
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,809,800	4,407,204
Grupo Mexico SA de CV Series B	3,080,907	17,363,278
Industrias Penoles SA de CV (a)	196,620	2,872,419
Kimberly-Clark de Mexico SA de CV Series A	1,504,600	2,676,316
Operadora de Sites Mexicanos, SA de CV	1,260,500	1,093,322
Orbia Advance Corp. S.A.B. de CV	973,455	1,249,279
Prologis Property Mexico SA (c)	781,085	2,607,669
Promotora y Operadora de Infraestructura S.A.B. de CV	188,040	1,766,048
Southern Copper Corp.	85,009	9,062,809
Wal-Mart de Mexico SA de CV Series V	5,178,400	17,221,495
TOTAL MEXICO		168,409,927
Peru - 0.2%
Compania de Minas Buenaventura SAA	22	341
Compania de Minas Buenaventura SAA sponsored ADR	163,179	2,529,275
Credicorp Ltd.	511	87,126
Credicorp Ltd. (United States)	66,347	11,321,452
TOTAL PERU		13,938,194
Philippines - 0.5%
Ayala Corp.	245,285	2,466,095
Ayala Land, Inc.	6,623,640	3,349,574
Bank of the Philippine Islands (BPI)	1,821,149	3,786,841
BDO Unibank, Inc.	2,345,723	5,508,941
International Container Terminal Services, Inc.	1,006,100	6,139,909
JG Summit Holdings, Inc.	2,604,256	1,241,079
Jollibee Food Corp.	443,540	1,748,765
Manila Electric Co.	278,800	1,863,924
Metropolitan Bank & Trust Co.	1,779,817	2,096,056
PLDT, Inc.	74,815	1,942,997
SM Investments Corp.	217,630	3,387,470
SM Prime Holdings, Inc.	10,000,300	4,937,150
Universal Robina Corp.	859,260	1,752,840
TOTAL PHILIPPINES		40,221,641
Poland - 0.9%
Allegro.eu SA (a)(b)	575,121	5,281,531
Bank Polska Kasa Opieki SA	181,776	7,355,973
Budimex SA	12,630	2,031,341
CD Projekt SA (c)	64,254	2,578,298
Dino Polska SA (a)(b)	48,500	4,307,087
KGHM Polska Miedz SA (Bearer)	138,513	4,756,066
LPP SA	1,101	4,219,338
mBank SA (a)	14,705	2,311,279
Orlen SA	574,303	9,370,077
PGE Polska Grupa Energetyczna SA (a)	887,946	1,635,342
Powszechna Kasa Oszczednosci Bank SA	865,705	12,877,354
Powszechny Zaklad Ubezpieczen SA	598,048	7,320,758
Santander Bank Polska SA	35,386	4,660,164
TOTAL POLAND		68,704,608
Qatar - 0.8%
Barwa Real Estate Co.	2,117,429	1,616,132
Dukhan Bank	1,812,402	1,864,668
Industries Qatar QSC	1,496,452	5,379,994
Masraf al Rayan	5,980,652	3,827,223
Mesaieed Petrochemical Holding Co.	5,593,346	2,570,082
Ooredoo QSC	792,277	2,273,907
Qatar Electricity & Water Co.	435,355	1,838,989
Qatar Fuel Co.	590,227	2,389,439
Qatar Gas Transport Co. Ltd. (Nakilat)	2,740,707	3,387,306
Qatar International Islamic Bank QSC	973,430	2,788,485
Qatar Islamic Bank	1,753,359	9,486,727
Qatar National Bank SAQ	4,569,129	19,187,581
The Commercial Bank of Qatar	3,203,270	3,676,590
TOTAL QATAR		60,287,123
Romania - 0.1%
NEPI Rockcastle PLC	555,731	4,202,349
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	2,234,923	407,013
Gazprom OAO (a)(d)	8,473,436	970,606
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	863,533	241,789
Inter Rao Ues JSC (a)(d)	31,187,844	188,225
LUKOIL PJSC (a)(d)	334,533	113,349
LUKOIL PJSC sponsored ADR (a)(d)	15,032	254,041
MMC Norilsk Nickel PJSC (a)(d)	4,844,200	352,669
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	59,247	142,193
Moscow Exchange MICEX-RTS OAO (a)(d)	1,311,841	276,047
Novatek PJSC GDR (Reg. S) (a)(d)	78,382	4,014,413
Novolipetsk Steel OJSC (a)(d)	1,258,902	13,230
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	3,783	7,566
Ozon Holdings PLC ADR (a)(d)	40,002	91,740
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	116,446	2,388
sponsored GDR (Reg. S) (a)(d)	749	15
Polyus PJSC (a)(d)	26,742	68,841
Polyus PJSC GDR (a)(d)	5,226	8,008
Rosneft Oil Co. OJSC (a)(d)	857,494	156,983
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	150,200	35,515
Sberbank of Russia (a)(d)	9,313,306	62,683
Severstal PAO (a)(d)	155,372	3,797
Severstal PAO GDR (Reg. S) (a)(d)	26,165	618
Surgutneftegas OJSC (a)(d)	5,613,549	75,193
Surgutneftegas OJSC sponsored ADR (a)(d)	73,333	13,542
Tatneft PAO (a)(d)	1,103,564	150,255
United Co. RUSAL International PJSC (a)(d)	2,596,470	342,546
VK Co. Ltd. GDR (Reg. S) (a)(d)	100,000	1
VTB Bank OJSC (a)(d)	476,163	99,433
VTB Bank OJSC sponsored GDR (Reg. S) (a)(d)	221,738	37,021
Yandex NV Class A (a)(d)	261,431	1,068,468
TOTAL RUSSIA		9,198,188
Saudi Arabia - 3.9%
ACWA Power Co.	144,957	15,261,072
Ades Holding Co.	335,120	1,822,130
Advanced Petrochemicals Co. (a)	126,041	1,343,757
Al Rajhi Bank	1,939,181	44,242,622
Alinma Bank	1,211,985	10,466,248
Almarai Co. Ltd.	247,346	3,981,902
Arab National Bank	890,429	5,088,301
Arabian Internet and Communications Services Co. Ltd.	23,745	1,859,400
Bank Al-Jazira	496,903	2,277,974
Bank Albilad	605,990	5,943,770
Banque Saudi Fransi	584,170	5,760,892
Bupa Arabia for Cooperative Insurance Co.	81,624	5,012,439
Dallah Healthcare Co.	33,826	1,493,000
Dar Al Arkan Real Estate Development Co. (a)	523,577	1,889,505
Dr Sulaiman Al Habib Medical Services Group Co.	86,571	6,645,286
Elm Co.	23,745	5,784,517
Etihad Etisalat Co.	373,293	5,173,708
Jarir Marketing Co.	581,755	2,012,628
Mobile Telecommunications Co. Saudi Arabia	435,694	1,263,453
Mouwasat Medical Services Co.	96,959	3,116,622
Nahdi Medical Co.	38,587	1,365,802
Power & Water Utility Co. for Jubail & Yanbu	74,206	1,216,362
Riyad Bank	1,454,375	10,640,634
Sabic Agriculture-Nutrients Co.	230,780	7,233,596
Sahara International Petrochemical Co.	355,513	2,705,268
SAL Saudi Logistics Services	23,745	1,987,241
Saudi Arabian Mining Co. (a)	1,278,400	14,668,600
Saudi Arabian Oil Co. (b)	3,594,411	26,441,468
Saudi Aramco Base Oil Co. - Luberef	50,086	1,735,435
Saudi Awwal Bank	996,149	10,447,630
Saudi Basic Industries Corp.	890,440	18,701,637
Saudi Electricity Co.	824,473	3,753,298
Saudi Industrial Investment Group	365,920	1,989,597
Saudi Investment Bank/The	605,970	2,064,100
Saudi Kayan Petrochemical Co. (a)	727,151	1,579,541
Saudi Research & Marketing Group (a)	35,617	2,475,789
Saudi Tadawul Group Holding Co.	47,490	2,931,497
Saudi Telecom Co.	1,978,760	20,304,981
The Co. for Cooperative Insurance	72,720	2,791,034
The Saudi National Bank	2,908,764	29,460,549
The Savola Group (a)	258,871	3,149,727
Yanbu National Petrochemical Co.	272,694	2,939,970
TOTAL SAUDI ARABIA		301,022,982
South Africa - 2.7%
Absa Group Ltd.	840,619	7,375,754
Anglo American Platinum Ltd.	65,618	2,546,990
Aspen Pharmacare Holdings Ltd.	375,281	5,189,747
Bid Corp. Ltd.	331,841	8,259,538
Bidvest Group Ltd./The	336,658	5,052,874
Capitec Bank Holdings Ltd.	86,150	13,415,039
Clicks Group Ltd.	235,537	4,578,180
Discovery Ltd.	535,343	4,197,501
Exxaro Resources Ltd.	241,916	2,588,451
FirstRand Ltd.	4,994,925	22,406,884
Gold Fields Ltd.	885,517	15,416,529
Harmony Gold Mining Co. Ltd.	552,060	5,413,284
Impala Platinum Holdings Ltd.	894,762	4,596,582
Kumba Iron Ore Ltd.	63,734	1,390,302
MTN Group Ltd.	1,677,820	7,287,980
Naspers Ltd. Class N	176,390	34,112,979
Nedbank Group Ltd.	458,767	7,004,242
Northam Platinum Holdings Ltd.	352,826	2,763,715
Old Mutual Ltd.	4,739,971	3,206,394
OUTsurance Group Ltd.	834,422	2,212,908
Pepkor Holdings Ltd. (b)	2,371,439	2,654,970
Remgro Ltd.	497,413	3,823,355
Sanlam Ltd.	1,743,617	7,807,383
Sasol Ltd.	569,646	4,619,122
Shoprite Holdings Ltd.	497,298	8,315,287
Sibanye-Stillwater Ltd.	2,800,489	3,197,853
Standard Bank Group Ltd.	1,326,422	16,152,306
Vodacom Group Ltd.	616,724	3,461,443
Woolworths Holdings Ltd. (c)	929,260	3,071,597
TOTAL SOUTH AFRICA		212,119,189
Taiwan - 18.1%
Accton Technology Corp.	499,000	7,856,142
Acer, Inc.	2,864,994	3,883,971
Advantech Co. Ltd.	467,100	4,990,046
Alchip Technologies Ltd.	77,000	6,298,993
ASE Technology Holding Co. Ltd.	3,253,927	15,252,790
Asia Cement Corp.	2,280,153	2,893,228
Asia Vital Components Co. Ltd.	322,000	6,439,694
ASUSTeK Computer, Inc.	699,000	9,845,380
AUO Corp.	6,475,400	3,551,024
Catcher Technology Co. Ltd.	606,000	3,964,599
Cathay Financial Holding Co. Ltd.	9,433,410	18,142,229
Chailease Holding Co. Ltd.	1,466,702	6,872,287
Chang Hwa Commercial Bank	5,372,011	3,085,854
Cheng Shin Rubber Industry Co. Ltd.	1,763,937	2,610,438
China Airlines Ltd.	2,873,000	2,029,851
China Development Financial Ho	15,822,648	7,843,243
China Steel Corp.	11,676,204	8,300,208
Chunghwa Telecom Co. Ltd.	3,761,000	13,997,223
Compal Electronics, Inc.	4,143,000	4,031,764
CTBC Financial Holding Co. Ltd.	17,472,826	19,048,188
Delta Electronics, Inc.	1,927,381	24,863,116
E Ink Holdings, Inc.	848,000	7,027,538
E.SUN Financial Holdings Co. Ltd.	14,226,678	11,576,605
ECLAT Textile Co. Ltd.	176,613	2,880,976
eMemory Technology, Inc.	63,000	4,494,775
EVA Airways Corp.	2,671,000	2,827,323
Evergreen Marine Corp. (Taiwan)	1,014,363	5,291,554
Far Eastern New Century Corp.	2,913,705	3,044,311
Far EasTone Telecommunications Co. Ltd.	1,748,000	4,624,892
Feng Tay Enterprise Co. Ltd.	489,408	2,105,381
First Financial Holding Co. Ltd.	10,780,760	9,698,008
Formosa Chemicals & Fibre Corp.	3,478,760	5,319,775
Formosa Petrochemical Corp.	1,131,000	2,228,803
Formosa Plastics Corp.	3,778,520	6,701,350
Fortune Electric Co. Ltd.	127,600	2,735,009
Fubon Financial Holding Co. Ltd.	7,726,356	21,014,109
Gigabyte Technology Co. Ltd.	503,000	4,085,670
Global Unichip Corp.	86,000	3,109,104
GlobalWafers Co. Ltd.	260,000	3,972,325
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,343,869	76,059,545
Hotai Motor Co. Ltd.	303,760	6,050,462
Hua Nan Financial Holdings Co. Ltd.	8,774,032	7,463,060
Innolux Corp.	8,533,133	4,030,836
Inventec Corp.	2,661,865	3,953,468
Largan Precision Co. Ltd.	99,000	8,626,800
Lite-On Technology Corp.	1,979,279	6,079,698
MediaTek, Inc.	1,504,292	57,541,500
Mega Financial Holding Co. Ltd.	11,398,012	15,095,279
Micro-Star International Co. Ltd.	710,000	3,720,600
Nan Ya Plastics Corp.	4,707,860	7,235,297
Nanya Technology Corp.	1,226,000	2,167,671
Nien Made Enterprise Co. Ltd.	174,000	2,122,467
Novatek Microelectronics Corp.	572,000	9,265,275
Pegatron Corp.	1,977,000	6,133,882
PharmaEssentia Corp. (a)	236,000	4,758,858
Pou Chen Corp.	2,187,000	2,424,615
President Chain Store Corp.	566,000	4,815,101
Quanta Computer, Inc.	2,675,000	22,889,918
Realtek Semiconductor Corp.	482,401	7,643,112
Ruentex Development Co. Ltd.	1,548,555	2,441,649
Shin Kong Financial Holding Co. Ltd. (a)	14,057,582	4,689,531
Sinopac Financial Holdings Co.	10,407,435	8,508,755
Synnex Technology International Corp.	1,237,500	2,699,999
Taishin Financial Holdings Co. Ltd.	11,109,689	6,915,476
Taiwan Business Bank	6,101,696	3,511,413
Taiwan Cooperative Financial Holding Co. Ltd.	10,187,868	8,390,396
Taiwan High Speed Rail Corp.	1,949,000	1,777,574
Taiwan Mobile Co. Ltd.	1,805,900	5,834,970
Taiwan Semiconductor Manufacturing Co. Ltd.	24,376,000	714,187,007
Tcc Group Holdings	6,723,730	7,144,994
The Shanghai Commercial & Savings Bank Ltd.	3,807,609	4,872,004
Uni-President Enterprises Corp.	4,778,983	12,335,204
Unimicron Technology Corp.	1,358,000	7,600,408
United Microelectronics Corp.	11,156,000	17,850,196
Vanguard International Semiconductor Corp.	892,000	3,193,401
Voltronic Power Technology Corp.	65,000	3,715,653
Walsin Lihwa Corp.	2,791,526	2,958,416
Wan Hai Lines Ltd.	694,950	1,664,990
Winbond Electronics Corp.	3,101,341	2,220,684
Winbond Electronics Corp. rights 8/12/24 (a)	189,938	12,478
Wistron Corp.	2,579,000	7,793,721
Wiwynn Corp.	95,756	6,095,917
WPG Holding Co. Ltd.	1,578,200	4,176,961
Yageo Corp.	334,845	8,201,118
Yang Ming Marine Transport Corp.	1,727,000	3,361,303
Yuanta Financial Holding Co. Ltd.	10,043,750	10,120,716
Zhen Ding Technology Holding Ltd.	656,000	2,778,728
TOTAL TAIWAN		1,401,668,882
Thailand - 1.4%
Advanced Info Service PCL (For. Reg.)	1,177,300	7,749,861
Airports of Thailand PCL (For. Reg.)	4,241,100	6,740,900
Asset World Corp. PCL (For. Reg.)	7,854,600	804,297
Bangkok Dusit Medical Services PCL (For. Reg.)	11,008,900	8,129,506
Bangkok Expressway and Metro PCL (For. Reg.)	7,562,600	1,659,421
Bumrungrad Hospital PCL:
(For. Reg.)	568,700	3,935,585
NVDR	21,300	147,403
Central Pattana PCL (For. Reg.)	1,998,600	3,106,341
Central Retail Corp. PCL (For. Reg.)	1,415,916	1,264,655
Charoen Pokphand Foods PCL (For. Reg.) (a)	3,746,720	2,529,609
CP ALL PCL (For. Reg.)	5,778,400	9,468,790
CP Axtra PCL:
(For. Reg.)	4,315,600	3,702,815
NVDR	12,800	10,982
Delta Electronics PCL (For. Reg.)	3,086,000	8,854,969
Energy Absolute PCL (For. Reg.)	1,661,000	168,214
Global Power Synergy Public Co. Ltd. (For. Reg.)	697,600	780,072
Gulf Energy Development PCL (For. Reg.)	2,963,900	3,981,327
Home Product Center PCL (For. Reg.)	5,856,106	1,499,137
Indorama Ventures PCL (For. Reg.)	1,666,700	904,911
Intouch Holdings PCL (For. Reg.)	931,100	2,154,384
Kasikornbank PCL (For. Reg.)	586,100	2,168,145
Krung Thai Bank PCL (For. Reg.)	3,457,470	1,760,467
Krungthai Card PCL (For. Reg.)	892,600	979,293
Minor International PCL (For. Reg.)	3,367,432	2,747,184
PTT Exploration and Production PCL (For. Reg.)	1,375,039	5,686,215
PTT Global Chemical PCL (For. Reg.)	2,230,839	1,710,116
PTT Oil & Retail Business PCL:
(For. Reg.)	1,504,200	668,580
NVDR	1,455,300	646,845
PTT PCL (For. Reg.)	9,893,200	8,905,898
SCB X PCL (For. Reg.)	833,000	2,413,644
SCG Packaging PCL (For. Reg.)	1,408,900	1,119,669
Siam Cement PCL (For. Reg.)	771,950	4,799,239
Thai Oil PCL (For. Reg.)	1,215,814	1,727,227
TMBThanachart Bank PCL:
(For. Reg.)	23,971,700	1,139,663
NVDR	101,100	4,807
True Corp. PCL (a)	10,254,879	2,668,475
TOTAL THAILAND		106,738,646
Turkey - 0.7%
Akbank TAS	3,086,866	5,769,625
Aselsan A/S	1,353,489	2,554,312
Bim Birlesik Magazalar A/S JSC	450,567	8,509,928
Coca-Cola Icecek Sanayi A/S	75,502	1,928,715
Eregli Demir ve Celik Fabrikalari T.A.S.	1,385,184	2,344,349
Ford Otomotiv Sanayi A/S	69,437	2,084,090
Haci Omer Sabanci Holding A/S	1,039,037	3,117,009
Koc Holding A/S	752,693	4,888,746
Pegasus Hava Tasimaciligi A/S	222,562	1,505,353
Sasa Polyester Sanayi A/S (a)	1,316,284	1,848,169
Tofas Turk Otomobil Fabrikasi A/S	123,676	1,045,641
Turk Hava Yollari AO (a)	546,098	4,769,613
Turkcell Iletisim Hizmet A/S	1,197,164	3,817,304
Turkiye Is Bankasi A/S Series C	8,657,094	3,921,052
Turkiye Petrol Rafinerileri A/S	953,178	4,700,016
Turkiye Sise ve Cam Fabrikalari A/S	1,363,817	1,937,147
Yapi ve Kredi Bankasi A/S	3,342,935	3,048,415
TOTAL TURKEY		57,789,484
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	2,896,854	7,011,539
Abu Dhabi Islamic Bank	1,437,368	4,797,814
Abu Dhabi National Oil Co. for Distribution PJSC	3,091,859	3,005,197
Aldar Properties PJSC	3,811,811	7,669,389
Americana Restaurants International PLC	2,916,946	2,453,985
Dubai Islamic Bank Pakistan Ltd.	2,865,527	4,563,997
Emaar Properties PJSC	6,558,708	15,410,406
Emirates NBD Bank PJSC	1,874,841	9,749,510
Emirates Telecommunications Corp.	3,441,760	15,348,978
First Abu Dhabi Bank PJSC	4,372,100	15,522,178
Multiply Group (a)	3,878,356	2,428,625
TOTAL UNITED ARAB EMIRATES		87,961,618
United Kingdom - 0.2%
AngloGold Ashanti PLC	415,227	11,914,764
United States of America - 0.1%
JBS SA (a)	768,100	4,579,145
Legend Biotech Corp. ADR (a)	71,982	4,059,065
TOTAL UNITED STATES OF AMERICA		8,638,210
TOTAL COMMON STOCKS (Cost $6,644,089,271)		7,356,457,484

Nonconvertible Preferred Stocks - 1.9%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	5,255,004	11,548,438
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	263,506	2,031,682
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,790,674	3,438,155
Companhia Paranaense de Energia-COPEL (PN-B)	1,080,100	1,926,789
Gerdau SA	1,373,070	4,432,743
Itau Unibanco Holding SA	4,794,431	28,718,355
Itausa SA	5,365,547	9,647,483
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,710,900	31,158,079
TOTAL BRAZIL		92,901,724
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	141,302	5,357,287
Colombia - 0.0%
Bancolombia SA (PN)	435,630	3,645,480
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	22,438	2,715,906
Hyundai Motor Co. Ltd. Series 2	35,377	4,302,709
LG Chemical Ltd.	7,606	1,182,720
LG H & H Co. Ltd.	4	454
Samsung Electronics Co. Ltd.	814,118	38,572,524
TOTAL KOREA (SOUTH)		46,774,313
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	5,794,540	110,360
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $152,864,714)		148,789,164

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	15,996

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $5,619,763)	5,637,000	5,619,654

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	252,926,887	252,977,472
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	29,559,768	29,562,724
TOTAL MONEY MARKET FUNDS (Cost $282,540,196)		282,540,196

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $7,085,166,853)	7,793,422,494
NET OTHER ASSETS (LIABILITIES) - (0.4)% (i)	(33,496,909)
NET ASSETS - 100.0%	7,759,925,585

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	4,647	Sep 2024	254,771,775	2,492,700	2,492,700

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $326,995,333 or 4.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,619,654.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $1,231,632 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	205,361,646	957,123,534	909,522,768	7,758,242	15,060	-	252,977,472	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	83,815,387	249,234,530	303,487,193	609,629	-	-	29,562,724	0.1%
Total	289,177,033	1,206,358,064	1,213,009,961	8,367,871	15,060	-	282,540,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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